Capital and reserves - Company repurchased (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 HKD ($) shares	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 $ / shares shares
Capital and reserves
Aggregate price paid | ¥	¥ 73,560,000			¥ 32,711,000			¥ 82,160,000
Hong Kong Stock Exchange
Capital and reserves
Number of shares repurchased | shares				166,000	166,000	166,000
Aggregate price paid	23,930,000			¥ 1,536,000		$ 1,696,000
Hong Kong Stock Exchange | December 2023
Capital and reserves
Number of shares repurchased | shares		708,400						708,400
Aggregate price paid | $			$ 26,290,000
New York Stock Exchange
Capital and reserves
Number of shares repurchased | shares				3,373,228	3,373,228	3,373,228
Aggregate price paid	¥ 49,630,000			¥ 31,175,000	$ 4,370,000
New York Stock Exchange | December 2023
Capital and reserves
Number of shares repurchased | shares		1,450,108						1,450,108
Aggregate price paid | $		$ 6,981,000
Minimum | Hong Kong Stock Exchange | December 2023
Capital and reserves
Price paid per share | $ / shares								$ 36.35
Minimum | New York Stock Exchange | December 2023
Capital and reserves
Price paid per share | $ / shares		$ 4.57
Maximum | Hong Kong Stock Exchange | December 2023
Capital and reserves
Price paid per share | $ / shares								$ 37.85
Maximum | New York Stock Exchange | December 2023
Capital and reserves
Price paid per share | $ / shares		$ 4.98